UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     TriOaks Capital Management L.P.
Address:  One Bryant Park, 39th Floor
          New York, NY 10036

Form 13F File Number:  (To be determined after filing)
                       -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Cipriano
Title:      Chief Operating Officer
Phone:      (212) 642-6900

Signature, Place and Date of Signing:

    /s/ John Cipriano              New York, NY                February 14, 2013
--------------------------      ------------------             -----------------
        [Signature]                [City, State]                    [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                53
                                               -------------------
Form 13F Information Table Value Total:             $152,648
                                               -------------------
                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                   TRIOAKS CAPITAL MANAGEMENT L.P.
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED DECEMBER 31, 2012

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                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC               COM              023135106    5,639   22,476 SH       SOLE                 22,476
AMC NETWORKS INC             CL A             00164V103    6,633  134,000 SH       SOLE                134,000
AMERICAN TOWER CORP NEW      COM              03027X100      301    3,900 SH       SOLE                  3,900
AMERISTAR CASINOS INC        COM              03070Q101    1,862   70,962 SH       SOLE                 70,962
APOLLO GROUP INC             CL A             037604105      983   47,000 SH       SOLE                 47,000
AVIS BUDGET GROUP            COM              053774105    6,144  310,000 SH       SOLE                310,000
BRINKER INTL INC             COM              109641100    1,026   33,115 SH       SOLE                 33,115
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109    2,651  177,422 SH       SOLE                177,422
CBS CORP NEW                 CL B             124857202      685   18,000 SH       SOLE                 18,000
CENTURYLINK INC              COM              156700106    1,526   39,000 SH       SOLE                 39,000
CHIPOTLE MEXICAN GRILL INC   COM              169656105    2,142    7,200 SH       SOLE                  7,200
CINEMARK HOLDINGS INC        COM              17243V102    6,443  248,000 SH       SOLE                248,000
CITRIX SYS INC               COM              177376100      621    9,461 SH       SOLE                  9,461
COMCAST CORP NEW             CL A             20030N101    2,802   75,000 SH       SOLE                 75,000
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100    1,630   71,914 SH       SOLE                 71,914
DISCOVERY COMMUNICATNS NEW   COM SER A        25470F104    1,270   20,000 SH       SOLE                 20,000
DISH NETWORK CORP            CL A             25470M109    5,496  151,000 SH       SOLE                151,000
DOMINOS PIZZA INC            COM              25754A201    1,873   43,000 SH       SOLE                 43,000
DUNKIN BRANDS GROUP INC      COM              265504100    1,924   58,000 SH       SOLE                 58,000
EBAY INC                     COM              278642103    3,009   59,000 SH       SOLE                 59,000
EQUINIX INC                  COM NEW          29444U502    1,650    8,000 SH       SOLE                  8,000
FACEBOOK INC                 CL A             30303M102    5,156  193,709 SH       SOLE                193,709
FORTINET INC                 COM              34959E109    1,492   70,982 SH       SOLE                 70,982
FRONTIER COMMUNICATIONS CORP COM              35906A108    1,266  295,727 SH       SOLE                295,727
GANNETT INC                  COM              364730101    4,984  276,715 SH       SOLE                276,715
GOOGLE INC                   CL A             38259P508    4,601    6,504 SH       SOLE                  6,504
GRAND CANYON ED INC          COM              38526M106      469   20,000 SH       SOLE                 20,000
HARLEY DAVIDSON INC          COM              412822108    1,953   40,000 SH       SOLE                 40,000
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    6,622  407,000 SH       SOLE                407,000
INTERNATIONAL GAME TECHNOLOG COM              459902102    5,342  377,000 SH       SOLE                377,000
INTERPUBLIC GROUP COS INC    COM              460690100    6,612  600,000 SH       SOLE                600,000
LAS VEGAS SANDS CORP         COM              517834107    4,062   88,000 SH       SOLE                 88,000
LEVEL 3 COMMUNICATIONS INC   COM NEW          52729N308    1,063   46,000 SH       SOLE                 46,000
LIFELOCK INC                 COM              53224V100    4,110  505,567 SH       SOLE                505,567
LIONS GATE ENTMNT CORP       COM NEW          535919203    2,214  135,000 SH       SOLE                135,000
MCGRAW HILL COS INC          COM              580645109    7,544  138,000 SH       SOLE                138,000
MOODYS CORP                  COM              615369105    1,087   21,600 SH       SOLE                 21,600
NEW YORK TIMES CO            CL A             650111107      151   17,745 SH       SOLE                 17,745
PANDORA MEDIA INC            COM              698354107    3,516  383,000 SH       SOLE                383,000
PANERA BREAD CO              CL A             69840W108    2,255   14,200 SH       SOLE                 14,200
PENN NATL GAMING INC         COM              707569109      290    5,907 SH       SOLE                  5,907
PRICELINE COM INC            COM NEW          741503403    1,861    3,000 SH       SOLE                  3,000
REGAL ENTMT GROUP            CL A             758766109    5,022  360,000 SH       SOLE                360,000
RYMAN HOSPITALITY PPTYS INC  COM              78377T107    2,846   74,000 SH       SOLE                 74,000
SHFL ENTMT INC               COM              78423R105    4,098  282,614 SH       SOLE                282,614
SONIC CORP                   COM              835451105    1,530  147,000 SH       SOLE                147,000
SPLUNK INC                   COM              848637104      549   18,931 SH       SOLE                 18,931
TIME WARNER INC              COM NEW          887317303    1,291   27,000 SH       SOLE                 27,000
TIVO INC                     COM              888706108    3,163  256,960 SH       SOLE                256,960
VERIZON COMMUNICATIONS INC   COM              92343V104    2,917   67,419 SH       SOLE                 67,419
VMWARE INC                   CL A COM         928563402    2,165   23,000 SH       SOLE                 23,000
WINDSTREAM CORP              COM              97381W104    2,823  341,000 SH       SOLE                341,000
YAHOO INC                    COM              984332106    3,284  165,000 SH       SOLE                165,000
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